Supplemental Guarantor Information - Subsidiary Guarantees (Narratives) (Details) (Subsidiary Guarantee [Member], USD $) In Millions	Jul. 02, 2011
Subsidiary Guarantee [Member]
Face value of outstanding senior notes and debentures guaranteed by wholly-owned subsidiaries	$ 2,225.0